Bank and Other Borrowings (Details) - Schedule of Bank and Other Borrowings	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Bank and Other Borrowings [Abstract]
- Current	RM 32,711	$ 7,008	RM 133,843
- Non-current	309,331	66,268	309,331
Total bank borrowings	342,042	73,276	443,174
Other borrowings – current	649,699	139,184	649,699
Total borrowings	RM 991,741	$ 212,460	RM 1,092,873